UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Heitman Real Estate Securities LLC
Address: 191 North Wacker Drive
         Suite 2500
         Chicago, IL 60606

13F File Number: 28-04321

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Nancy B. Lynn
Title: Vice President
Phone: 312-849-4150

Signature,                               Place,             and Date of Signing:


/s/ Nancy B. Lynn                        Chicago, IL              8/11/04
-----------------------------------      ----------------   --------------------

Report Type (Check only one.):

|X|  13F HOLDINGS REPORT.
|_|  13F NOTICE.
|_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  48

Form 13F Information Table Value Total:  2,098,821


List of Other Included Managers:

FORM 13F INFORMATION TABLE

                            TITLE OF                     VALUE     SHARES/   SH/  PUT/  INVSTMT    OTHER        VOTING AUTHORITY
    NAME OF ISSUER           CLASS          CUSIP       (x$1000)   PRN AMT   PRN  CALL  DSCRETN   MANAGERS   SOLE   SHARED    NONE
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
Common:
Alexandria Real Estate
  Equities, Inc.          Common Stock    015271109       3,329      58,636  -    -      58,636             42,975            15,661
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Avalonbay Communities,
  Inc.                    Common Stock    053484101      29,328     518,901  -    -     518,901            331,357           187,544
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Boston Properties, Inc.   Common Stock    101121101      53,546   1,069,215  -    -   1,069,215            690,113           379,102
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Brandywine Realty Trust   Common shares
                           of beneficial
                           interest       105368203      60,373   2,220,400  -    -   2,220,400          1,400,247           820,153
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BRE Properties, Inc.      Common Stock    05564E106     103,637   2,982,357  -    -   2,982,357          1,952,036         1,030,321
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Brookfield Properties
  Corp.                   Common Stock    112900105      52,464   1,824,850  -    -   1,824,850          1,245,735           579,115
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Capital Automotive REIT   Common shares
                           of beneficial
                           interest       139733109      16,343     557,217  -    -     557,217            341,527           215,690
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Catellus Development
  Corporation             Common Stock    149113102      27,326   1,108,563  -    -   1,108,563            751,514           357,049
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CBL & Associates
  Properties, Inc.        Common Stock    124830100      16,839     306,169  -    -     306,169            178,141           128,028
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Colonial Properties
  Trust                   Common shares
                           of beneficial
                           interest       195872106      29,044     753,800  -    -     753,800            484,758           269,042
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Corporate Office
  Properties              Common shares
                           of beneficial
                           interest       22002T108      31,508   1,267,913  -    -   1,267,913            774,995           492,918
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Developers Diversified
  Realty Corp.            Common Stock    251591103      26,861     759,442  -    -     759,442            441,241           318,201
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Duke Realty Corporation   Common Stock    264411505      61,469   1,932,388  -    -   1,932,388          1,262,172           670,216
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Equity Residential
  Properties Trust        Common shares
                           of beneficial
                           interest       29476L107      73,262   2,464,232  -    -   2,464,232          1,753,158           711,074
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Glenborough Realty
  Trust, Inc.             Common Stock    37803P105       4,471     243,662  -    -     243,662            156,314            87,348
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Home Properties of
  New York, Inc.          Common Stock    437306103      41,173   1,056,264  -    -   1,056,264            639,690           416,574
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Host Marriott Corp.       Common Stock    44107P104     107,011   8,657,831  -    -   8,657,831          5,585,296         3,072,535
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Innkeepers USA Trust      Common shares
                           of beneficial
                           interest       4576J0104      11,390   1,104,740  -    -   1,104,740            746,327           358,413
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Keystone Property Trust   Common shares
                           of beneficial
                           interest       493596100         211       8,800  -    -       8,800                  -             8,800
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Koger Equity, Inc.        Common Stock    500228101      35,315   1,527,472  -    -   1,527,472            956,105           571,367
------------------------------------------------------------------------------------------------------------------------------------
LaSalle Hotel
  Properties              Common shares
                           of beneficial
                           interest       517942108      43,981   1,802,494  -    -   1,802,494          1,103,543           698,951
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Lexington Corporate
  Properties Trust        Common Stock    529043101      18,589     933,645  -    -     933,645            611,010           322,635
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Mack-Cali Realty
  Corporation             Common Stock    554489104      39,906     964,384  -    -     964,384            647,815           316,569
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Maguire Properties Inc.   Common Stock    559775101      22,734     917,816  -    -     917,816            603,394           314,422
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Mills Corp.               Common Stock    601148109      86,675   1,855,987  -    -   1,855,987          1,170,545           685,442
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Nationwide Health
  Properties, Inc.        Common Stock    638620104       2,434     128,800  -    -     128,800             40,400            88,400
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Omega Healthcare
  Investors, Inc.         Common Stock    681936100       5,444     542,200  -    -     542,200            169,600           372,600
------------------------------------------------------------------------------------------------------------------------------------
Pan Pacific Retail
  Properties, Inc.        Common Stock    69806L104      85,219   1,686,832  -    -   1,686,832          1,098,539           588,293
------------------------------------------------------------------------------------------------------------------------------------
Plum Creek Timber Co.
  Inc.                    Common Stock    729251108       8,031     246,500  -    -     246,500             77,100           169,400
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Prentiss Properties
  Trust                   Common shares
                           of beneficial
                           interest       740706106         506      15,101  -    -      15,101             15,053             48.00
------------------------------------------------------------------------------------------------------------------------------------
ProLogis                  Common shares
                           of beneficial
                           interest       743410102      64,756   1,967,081  -    -   1,967,081          1,269,160           697,921
------------------------------------------------------------------------------------------------------------------------------------
PS Business Parks,
  Inc/CA                  Common Stock    69360J107      77,704   1,931,010  -    -   1,931,010          1,233,380           697,630
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Public Storage, Inc       Common Stock    74460D109      61,008   1,325,971  -    -   1,325,971            867,627           458,344
------------------------------------------------------------------------------------------------------------------------------------
Ramco-Gershenson
  Properties Trust        Common shares
                           of beneficial
                           interest       751452202      27,476   1,133,977  -    -   1,133,977            761,033           372,944
------------------------------------------------------------------------------------------------------------------------------------
Reckson Associates
  Realty Corp.            Common Stock    75621K106      19,802     721,138  -    -     721,138            467,991           253,147
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Regency Centers Corp.     Common Stock    758849103      91,235   2,126,686  -    -   2,126,686          1,364,529           762,157
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Rouse Company             Common Stock    779273101     117,151   2,466,342  -    -   2,466,342          1,578,532           887,810
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Senior Housing Property
  Trust                   Common shares
                           of beneficial
                           interest       81721M109       3,343     199,100  -    -     199,100             62,500           136,600
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Simon Property Group,
  Inc.                    Common Stock    828806109     111,994   2,178,022  -    -   2,178,022          1,423,182           754,840
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SL Green Realty Corp      Common Stock    78440X101      62,030   1,325,427  -    -   1,325,427            847,353           478,074
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Starwood Hotels &
  Resorts Worldwide,
  Inc.                    Common Stock    85590A203      54,987   1,226,028  -    -   1,226,028            835,477           390,551
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Strategic Hotel
  Capital, Inc.           Common Stock    86272T106      16,351   1,112,306  -    -   1,112,306            804,371           307,935
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Summit Properties, Inc.   Common Stock    866239106      48,208   1,880,206  -    -   1,880,206          1,250,124           630,082
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Tanger Factory Outlet
  Centers, Inc.           Common Shares   875465106      29,599     757,018  -    -     757,018            470,540           286,478
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United Dominion Realty
  Trust, Inc.             Common Stock    910197102      53,954   2,727,697  -    -   2,727,697          1,744,138           983,559
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Ventas Inc.               Common Stock    92276F100       2,723     116,600  -    -     116,600             36,600            80,000
------------------------------------------------------------------------------------------------------------------------------------
Vornado Realty Trust      Common shares
                           of beneficial
                           interest       929042109     129,703   2,271,104  -    -   2,271,104          1,441,222           829,882
------------------------------------------------------------------------------------------------------------------------------------
Weingarten Realty
  Investors               Common shares
                           of beneficial
                           interest       948741103      28,375     907,142  -    -     907,142            558,475           348,667
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                          Subtotal Common             2,098,821

                                      Grand Total     2,098,821